Putnam Investments
One Post Office Square
Boston, MA 02109
October 2, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund and Putnam
Mortgage Opportunities Fund (each a “Fund”), each a series of Putnam Funds Trust (the “Trust”) (Reg.
Nos. (333-515) (811-07513) Post-Effective Amendment No. 294 to Registration Statement on Form N-1A
(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 294 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on September 26, 2018.

Comments or questions concerning this certificate may be directed to Venice Monagan at 1-800-225-2465, ext. 12577.

Very truly yours,

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP